Equity (Details) - USD ($)				12 Months Ended
	Feb. 08, 2024	Jan. 17, 2024	May 05, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Oct. 19, 2021
Equity [Line Items]
Share capital (in Dollars)			$ 50,000				$ 50,000
Ordinarty shares authorized				100,000,000	100,000,000
Common stock par value (in Dollars per share)				$ 0.0005	$ 0.0005
Issued shares	206,250	1,375,000	9,980,000
Shares issued, price per share (in Dollars per share)	$ 4	$ 4
Ordinary shares issued				11,581,250	10,000,000
Net proceeds of common stock (in Dollars)	$ 3,600,000			$ 4,665,444
Ordinary Shares [Member]
Equity [Line Items]
Share capital (in Dollars)			$ 10
Ordinarty shares authorized			100,000,000				50,000,000
Common stock par value (in Dollars per share)			$ 0.001				$ 0.001
Issued shares			2
Shares issued, price per share (in Dollars per share)			$ 0.0005
Ordinary shares issued			20,000
Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Common stock par value (in Dollars per share)			$ 0.0005
Subdivision [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock par value (in Dollars per share)			$ 0.0005